Goldman Sachs Dynamic Municipal Income Fund Expense Example - Class A C Inst Serv Inv R6 Shares [Member] - Goldman Sachs Dynamic Municipal Income Fund	Mar. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 446
Expense Example, with Redemption, 3 Years	601
Expense Example, with Redemption, 5 Years	769
Expense Example, with Redemption, 10 Years	1,257
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	469
Expense Example, with Redemption, 5 Years	811
Expense Example, with Redemption, 10 Years	1,778
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	228
Expense Example, with Redemption, 10 Years	516
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,118
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	272
Expense Example, with Redemption, 10 Years	614
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	126
Expense Example, with Redemption, 5 Years	222
Expense Example, with Redemption, 10 Years	$ 503